Capital Management (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets

(Canadian $ in millions, except as noted)	January 31, 2022	October 31, 2021
CET1 Capital	47,610	44,491
Tier 1 Capital	52,481	49,966
Total Capital	61,050	57,201
Total Loss Absorbing Capacity (TLAC)	96,889	90,353
Risk-Weighted Assets	337,652	325,433
Leverage Exposures	1,115,676	976,690
CET 1 Ratio	14.1%	13.7%
Tier 1 Capital Ratio	15.5%	15.4%
Total Capital Ratio	18.1%	17.6%
TLAC Ratio	28.7%	27.8%
Leverage Ratio	4.7%	5.1%
TLAC Leverage Ratio	8.7%	9.3%

(1)	Disclosed in accordance with, as applicable, OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.